Finance Costs - Summary of Finance Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [abstract]
Interest on interest-bearing liabilities	$ 212	$ 201	$ 237
Interest on lease liabilities	103	97	86
Accretion charge	110	29	32
Other finance costs	36	26	29
Less: Finance costs capitalised against qualifying assets	(294)	(123)	(57)
Finance costs	$ 167	$ 230	$ 327